Related parties - Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related parties
Short-term employee benefits	€ 3,633	€ 2,936	€ 2,598
Termination benefits	0	0	264
Share-based payments	5,235	1,848	1,738
Key management personnel compensation	€ 8,868	€ 4,784	€ 4,600